CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

4. CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of the following:

	June 30,	December 31,
	2025	2024
	US$	US$
Cash (i)	11,083,033	21,921,476
Cash equivalents (ii)	14,076,000	1,994,380
Total	25,159,033	23,915,856

(i)

As of June 30, 2025, the Company’s cash includes: 1) Cash in hand of $100,200; 2) Demand deposit of $8,088,655 in bank accounts; and 3) Cash in the securities investment accounts and the Coinbase account of $2,894,178.

As of December 31, 2024, the Company’s cash includes: 1) Cash in hand of $100,200; 2) Demand deposit of $18,980,205 in bank accounts; and 3) Cash in the securities investment accounts and the Coinbase account of $2,841,071.

(ii)

As of June 30, 2025, the Company’s cash equivalents are Certificates of Deposits and Time Deposits of $14,076,000 with original maturities of three months or less.

As of December 31, 2024, the Company’s cash equivalents were all certificates of deposits with a balance of $1,994,380 with a maturity date less than 3 months.